General	6 Months Ended
Jun. 30, 2023
Disclosure Of General Information [Abstract]
General
Note 1 – General

A.
Steakholder Foods Ltd. (the “Company”) was incorporated in Israel on July 22, 1992 as a private company limited by shares in accordance with the Companies Ordinance, 1983, and later a publicly-traded company whose ordinary shares were listed for trade on the Tel Aviv Stock Exchange (TASE). In March 2021, the Company completed an initial public offering on the Nasdaq Capital Market, listing American Depositary Shares (ADSs) for trade under the ticker STKH, and later voluntarily de-listed its ordinary shares from the TASE. The Company’s official address is 5 David Fikes St., Rehovot, Israel. In August 2022, the Company changed its name from MeaTech 3D Ltd. to Steakholder Foods Ltd.

The Company’s foodtech activities commenced in July 2019 by a company called MeaTech Ltd., which merged with the Company in January 2020 and became a fully-owned subsidiary, now called Steakholder Innovation Ltd.

Steakholder Foods Ltd., is an international deep-tech food company that is on a mission to revolutionize the way food is produced, empowering meat manufacturers with cutting-edge 3D bio-printers and consumables to produce delicious, nutritious, safe, and consistent complex products from ethically harvested cells.

The company is developing a slaughter-free solution for producing cellular agriculture meat products, such as beef and seafood, by offering manufacturers the ability to produce a cultivated meat product that aims to closely mimic the taste, texture, and appearance of traditional meat— as an alternative to industrialized farming and fishing. To that end, the Company is developing novel, proprietary, three-dimensional bioprinters to deposit layers of plant-based ink and cell-based bio-ink in a three-dimensional form of structured cultivated meat. The cultivated and hybrid meat production processes the Company is developing have the potential to improve the quality of the environment, shorten global food supply chains, and reduce the likelihood of health hazards such as zoonotic diseases transferred from animals to humans (including viruses, such as virulent avian influenza and COVID-19, and drug-resistant bacterial pathogens, such as some strains of salmonella). With its membership in the UN Global Compact, Steakholder Foods is committed to act in support of issues embodied in the United Nations Sustainable Development Goals (SDGs) which include strengthening food security, decreasing carbon footprint, and conserving water and land resources.

B.
Since inception the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of USD 78 million. The Company has financed its operations mainly through fundraising from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Based on the projected cash flows and cash balances as of the date of approval of the financial statements, management is of the opinion that its existing cash will be sufficient to fund operations until Q2 2024. As a result, there is substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include the continue securing sufficient financing through the sale of additional equity securities or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them on terms that are acceptable to it, or at all. If the Company is unsuccessful securing sufficient financing, it may need to cease operations.

The financial statements include no adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

C.	Material events in the reporting period

(1)
On January 9, 2023, the Company consummated an underwritten public offering of 1,550,000 American Depositary Shares (“ADSs”) at a price of USD 1.00 per ADS and pre-funded warrants to purchase 4,950,000 ADSs at a purchase price of USD 0.9999 per warrant and an exercise price of USD 0.0001 per warrant, for total immediate gross proceeds of approximately USD 6.5 million. As part of the offering, the Company issued warrants to purchase 6,500,000 ADSs, equivalent to 65,000,000 ordinary shares, exercisable immediately for a period of five years, with an exercise price of $1.00 per ADS, equivalent to $0.10 per ordinary share. The warrants include a net exercise mechanism, and were therefore classified as a derivative (see Note 8B), and underwriter warrants to purchase 162,500 ADSs, exercisable immediately for a period of five years, with an exercise price of USD 1.00 per ADS with a fair value of $131 thousand, $105 thousand were allocated to issuance costs and $26 thousand were allocated to premium on shares. Additionally Underwriting discounts and other offering expenses totaled approximately $0.7 million. The net proceed were allocated as follows:  $1.1 million as net equity, $5.2 million as a derivative, and $0.5 million were recognized as expenses. In connection with the offering, the Company entered into an agreement with an existing investor to reduce the exercise price of outstanding warrants to purchase up to 1,857,143 ADS which were issued in the Company’s July 2022 registered direct offering (the “Prior Warrants”) from USD 3.50 per ADS to USD 1.00 per ADS, and to extend the term of the Prior Warrants until January 10, 2028. The total changes in the fair value of derivative was $ 392 thousand, which was allocated between the financing expenses and premium on shares  in the amount of $316 and $76 thousand, respectively.

(2)
On April 3, 2023, the Company announced that Peace of Meat BV (hereafter “Peace of Meat”) would close, following a cessation of funding in the context of optimizing the Company’s funds and investment strategy, alongside enabling a greater focus on recently-announced core goals such as accelerating the commercialization of its 3D printing technology. As a result, the Company classified Peace of Meat as discontinued operations. For further information, see Note 3.

(3)
On April 3, 2023, the Company announced its participation in a strategic investment round in Wilk Technologies Ltd. (TASE: WILK), a related party, alongside leading players in the food industry, such as Danone and the Central Bottling Co. Ltd. (owner of Tara, Coca Cola Israel and more) in the amount of $435,000. For further information. see Note 6.

(4)	Change in interest curves and inflation expectations

As from 2021 inflation rates in Israel and the world have been rising – in 2021 the Consumer Price Index in Israel increased, an increase that is continuing also, into 2022- 2023. Along with the worldwide rise in prices, central banks around the world decided to raise interest rates with the aim of curbing rising prices. The accounting effects of the changes in interest rates and the rise in inflation rates are reflected in the framework of, inter alia, the following matters:

•	Financial risks, with respect to linkage and currency risk and hedge accounting.
•	Lease liability expenses
•	Currency translation reserve

D.	Definitions:

In these financial statements:

(1)	The Company – Steakholder Foods Ltd.

(2)	The Group – The Company and its subsidiaries, Steakholder Innovation Ltd., Steakholder Foods Europe BV, Peace of Meat and Steakholder Foods USA, Inc.

(3)	Related Party – as defined in IAS 24 (revised).

(4)	USD – United States Dollar

(5)	NIS – New Israeli Shekel

(6)	EUR – Euro

(7)	ADS – American Depositary Shares